PENSION AND POSTRETIREMENT BENEFITS - Change in Projected Benefit Obligation (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Pension Plan
Change in projected benefit obligation:
Benefit obligation at beginning of period	$ 24,651
Service cost	48
Interest cost	187
Actuarial loss	(408)
Benefits and expenses paid	(163)
Participant contributions
Employer implicit subsidy fulfilled
Projected benefit obligation at end of period	24,315
Change in plan assets
Fair value of plan assets at beginning of period	19,981
Actual return on plan assets	472
Employer contributions
Employer implicit subsidy contribution
Participant contributions
Employer implicit subsidy fulfilled
Benefits paid	(123)
Expenses paid	(40)
Fair value of plan assets at end of period	20,290
Reconciliation of funded status
Benefit obligation	(24,315)
Fair value of assets	20,290
Funded status at end of period	(4,025)
Unrecognized actuarial (gain) loss	(634)
Net accrued benefit cost	(4,659)
Postretirement Plan
Change in projected benefit obligation:
Benefit obligation at beginning of period	6,015
Service cost	6
Interest cost	41
Actuarial loss	176
Benefits and expenses paid	(29)
Participant contributions	2
Employer implicit subsidy fulfilled	(5)
Projected benefit obligation at end of period	6,206
Change in plan assets
Fair value of plan assets at beginning of period
Actual return on plan assets
Employer contributions	27
Employer implicit subsidy contribution	5
Participant contributions	2
Employer implicit subsidy fulfilled	(5)
Benefits paid	(29)
Expenses paid
Fair value of plan assets at end of period
Reconciliation of funded status
Benefit obligation	(6,206)
Fair value of assets
Funded status at end of period	(6,206)
Unrecognized actuarial (gain) loss	176
Net accrued benefit cost	$ (6,030)